SUBSEQUENT EVENT (Details) (Asset-backed notes, USD $) In Thousands, unless otherwise specified	0 Months Ended
	Aug. 15, 2013	Feb. 21, 2013 Subsequent event
SUBSEQUENT EVENT
Debt instrument issued amount	$ 367,300	$ 1,252,282